Virtus Newfleet Credit Opportunities Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated January 2, 2019 to the Summary and

Statutory Prospectuses dated February 28, 2018, as supplemented

Important Notice to Investors

Effective January 2, 2019, Timothy Dias, CFA, CAIA and Patrick D. Fleming, formerly of Newfleet Asset Management, LLC, are no longer portfolio managers of Virtus Newfleet Credit Opportunities Fund (the “Fund”). In addition, Jonathan R. Stanley, CFA is added as a portfolio manager of the Fund. The resulting disclosure changes to the Fund’s prospectuses are described below.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since inception in June 2015.

>	Eric Hess, CFA, Managing Director and Credit Analyst at Newfleet, is a manager of the fund. Mr. Hess has served as a Portfolio Manager of the fund since March 2017.

>	Jonathan R. Stanley, CFA, Managing Director and Portfolio Manager at Newfleet, is a manager of the fund. Mr. Stanley has served as a Portfolio Manager of the fund since January 2019.

In the section “Portfolio Management” beginning on page on page 33 of the Fund’s statutory prospectus, the table under the subheading “Newfleet” is hereby replaced with the following:

Virtus Newfleet Credit Opportunities Fund	David L. Albrycht, CFA (since June 2015) Eric Hess, CFA (since March 2017) Jonathan R. Stanley, CFA, (since January 2019)

The portfolio manager biographies under the referenced table are hereby amended by removing the reference to Mr. Dias and Mr. Fleming and by adding the following information for Mr. Stanley:

Jonathan R. Stanley, CFA. Mr. Stanley is a managing director, portfolio manager, and sector head of high yield credit, at Newfleet (since 2011). Prior to joining Newfleet, he was on the fixed income team at Goodwin, and its predecessor, Phoenix Investment Counsel, over two separate periods. From 1997 to 2001, he served in several capacities, including as an analyst on the emerging markets team. He left the firm to pursue other opportunities, and rejoined in 2006 as a member of the corporate credit group. He assumed responsibilities for the high yield sector in 2008.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VAST 8034/NCO PMs (1/2019)

Virtus Newfleet Credit Opportunities Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated January 2, 2019 to the Statement of Additional Information (“SAI”)

dated December 6, 2018, as supplemented

Important Notice to Investors

Effective January 2, 2019, Timothy Dias, CFA, CAIA, and Patrick D. Fleming, formerly of Newfleet Asset Management, LLC, are no longer portfolio managers of Virtus Newfleet Credit Opportunities Fund (the “Fund”). In addition, Jonathan R. Stanley, CFA is added as a portfolio manager of the Fund. The resulting disclosure changes to the Fund’s SAI are described below.

The disclosure for the Fund in the table under “Portfolio Managers” on page 86 of the SAI is hereby amended by removing the references to Mr. Dias and Mr. Fleming and adding Mr. Stanley as a Portfolio Manager of the Fund.

The disclosure in the table under “Other Accounts Managed (With No Performance-Based Fees)” on page 86 of the SAI is hereby amended by removing the references to Mr. Dias and Mr. Fleming and adding a new row showing the following information for Mr. Stanley and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jonathan R. Stanley*	5	$662 million	0	0	0	0

*As of November 30, 2018.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 88 of the SAI is hereby amended by removing the references to Mr. Dias and Mr. Fleming and adding a new row showing the following information for Mr. Stanley and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Jonathan R. Stanley *	Credit Opportunities Fund	None

*As of November 30, 2018.

Investors should retain this supplement with the SAI for future reference.

VAST 8034B/NCO PM Changes (1/2019)